EQUITY (Details Narrative)										1 Months Ended				2 Months Ended	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Feb. 27, 2023 USD ($) $ / shares shares	Feb. 27, 2023 CNY (¥) shares	Aug. 26, 2021 USD ($)	Aug. 26, 2021 CNY (¥)	Jul. 23, 2021 USD ($) shares	Jul. 23, 2021 CNY (¥) shares	Mar. 18, 2020 USD ($) shares	Mar. 18, 2020 CNY (¥) shares	Jul. 25, 2018 USD ($) shares	Jan. 31, 2024 USD ($) shares	Jan. 31, 2024 CNY (¥) shares	Sep. 30, 2023 USD ($) $ / shares shares	Jul. 31, 2022 shares	Nov. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares		Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, shares authorized												50,000		500,000,000				50,000	50,000		50,000
Ordinary shares, par value | $ / shares												$ 1		$ 0.0001				$ 1	$ 1		$ 1
Number of shares issued, value | $																			$ 30,776		$ 46,112
Additional paid-in capital | $												$ 11,074,192		$ (0)				$ 11,074,192	11,074,192		11,074,192
Subscription receivables | $												$ 2,969,955						$ 2,939,179	$ 2,939,179		$ 2,969,955
Stockholders equity description														On October 4, 2024, the Company issued one (1) ordinary share to Appleby Global Services (Cayman) Limited, on the same day, the one (1) ordinary share was transferred from Appleby Global Services (Cayman) Limited to XXW Investment Limited.
Ordinary shares, shares outstanding														1
Ordinary shares, shares issued												13,727		1				13,727	13,727		13,727
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued														1							1,236
Number of shares issued, value | $														$ 0							$ 1,236
Wong Kin Hong [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued	1,236	1,236
Number of shares issued, value	$ 2,985,286	¥ 20,769,231										$ 46,197
Capital | $	1,236
Additional paid-in capital | $	$ 2,984,050
Share price | $ / shares	$ 1.00
Remaining unpaid amount | $												$ 2,939,179
ShangHai Maius Pharmaceutical Co., Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Payments for shares transfer			$ 314,364	¥ 2,060,221
D T Cloud Acquisition Corporation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, shares authorized																500,000,000		500,000,000	500,000,000	500,000,000
Ordinary shares, par value | $ / shares																$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Number of shares issued													1,725,000
Additional paid-in capital | $																$ 24,827				$ 24,827
Share price | $ / shares																				$ 10.00
Ordinary shares, shares outstanding																1,725,000		2,063,000	2,063,000	1,725,000
Common stock rights																		Each holder of a right will receive one-seventh (1/7) ordinary share upon consummation of a Business Combination, even if the holder of such right redeemed all shares held by it in connection with a Business Combination. No fractional shares will be issued upon exchange of the rights.		Each holder of a right will receive one-seventh (1/7) ordinary share upon consummation of a Business Combination, even if the holder of such right redeemed all shares held by it in connection with a Business Combination. No fractional shares will be issued upon exchange of the rights.
Ordinary shares, shares issued																1,725,000		2,063,000	2,063,000	1,725,000
Temporary equity, shares issued																		6,900,000	6,900,000	0
Temporary equity, shares outstanding																		6,900,000	6,900,000	0
D T Cloud Acquisition Corporation [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, shares authorized																		500,000,000	500,000,000	500,000,000
Ordinary shares, par value | $ / shares																		$ 0.0001	$ 0.0001	$ 0.0001
Number of shares issued															6,900,000	1,725,000	[1]
Number of shares issued, value | $															$ 690	$ 173	[1]
Ordinary shares, shares outstanding																1,725,000		2,063,000	2,063,000	1,725,000
Common stock rights																		Holders of the Company’s ordinary shares are entitled to one vote for each share.		Holders of the Company’s ordinary shares are entitled to one vote for each share.
[custom:TemporaryEquityRedemptionOfShares-0]																225,000
Conversion of Stock, Description																				the initial shareholders will own 20% of the issued and outstanding shares after the Proposed Public Offering (excluding the sale of the Private Units and assuming the initial shareholders do not purchase any Units in the Proposed Public Offering).
Ordinary shares, shares issued																		2,063,000	2,063,000	1,725,000
GZY GROUP LIMITED [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued									10,000
Number of shares issued, value | $									$ 10,000
SHIMF INVESTMENT LIMITED [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued									10,000
Number of shares issued, value | $									$ 10,000
Depth Way Corporation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued									10,000
Number of shares issued, value | $									$ 10,000
STAR SPARKLING LIMITED [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued									10,000
Number of shares issued, value | $									$ 10,000
Petrochemical Engineering Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued							1,111	1,111
Number of shares issued, value							$ 1,419,507	¥ 10,000,000
Capital | $							1,111
Additional paid-in capital | $							$ 1,418,396
Wishluck Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued					556	556
Number of shares issued, value					$ 1,543,234	¥ 10,000,000
Capital | $					556
Additional paid-in capital | $					$ 1,542,678
ELITE RAINBOW LIMITED [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued	824	824								824	824
Number of shares issued, value	$ 30,741									$ 1,990,191	¥ 13,846,154
Capital | $	824
Additional paid-in capital | $	$ 29,917
Share price | $ / shares	$ 1.00
Consultant fees | $										30,741
Payments to financial advisor | $										$ 1,959,450

[1]	Includes up to an aggregate of 225,000 ordinary shares subject to forfeiture to the extent that the underwriters’ over-allotment option is not exercised in full or in part.